Insurance and Reinsurance Contract Assets and Liabilities - Summary of Asset for Acquisition Cash Flow (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information about expected derecognition of assets for insurance acquisition cash flows [line items]
Assets for insurance acquisition cash flows	$ 820	$ 805
Less than 1 year [Member]
Disclosure of information about expected derecognition of assets for insurance acquisition cash flows [line items]
Assets for insurance acquisition cash flows	131	131
1 to 5 years [Member]
Disclosure of information about expected derecognition of assets for insurance acquisition cash flows [line items]
Assets for insurance acquisition cash flows	355	350
More than 5 years [Member]
Disclosure of information about expected derecognition of assets for insurance acquisition cash flows [line items]
Assets for insurance acquisition cash flows	334	324
Asia [Member]
Disclosure of information about expected derecognition of assets for insurance acquisition cash flows [line items]
Assets for insurance acquisition cash flows	271	283
Asia [Member] | Less than 1 year [Member]
Disclosure of information about expected derecognition of assets for insurance acquisition cash flows [line items]
Assets for insurance acquisition cash flows	59	58
Asia [Member] | 1 to 5 years [Member]
Disclosure of information about expected derecognition of assets for insurance acquisition cash flows [line items]
Assets for insurance acquisition cash flows	150	150
Asia [Member] | More than 5 years [Member]
Disclosure of information about expected derecognition of assets for insurance acquisition cash flows [line items]
Assets for insurance acquisition cash flows	62	75
Canada [Member]
Disclosure of information about expected derecognition of assets for insurance acquisition cash flows [line items]
Assets for insurance acquisition cash flows	549	522
Canada [Member] | Less than 1 year [Member]
Disclosure of information about expected derecognition of assets for insurance acquisition cash flows [line items]
Assets for insurance acquisition cash flows	72	73
Canada [Member] | 1 to 5 years [Member]
Disclosure of information about expected derecognition of assets for insurance acquisition cash flows [line items]
Assets for insurance acquisition cash flows	205	200
Canada [Member] | More than 5 years [Member]
Disclosure of information about expected derecognition of assets for insurance acquisition cash flows [line items]
Assets for insurance acquisition cash flows	$ 272	$ 249